Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of sensitivity analysis of net financial debt

	Exposure in currency units (1)				Sensitivity analysis
					Total	10% gain in	10% loss in
(in millions of currency units)	USD	GBP	PLN	CHF	translated	euro	euro
Orange SA	1	0	2	(12)	(9)	1	(1)
Total (euros)	1	0	1	(11)	(9)

(1)	Excluding FX hedge of subordinated notes denominated in pound sterling.

Schedule of sensitivity analysis of financial position due to change in foreign currency exchange risk

	Contribution to consolidated net assets										Sensitivity analysis
												10%	10%
										Other		gain in	loss in
(in millions of euros)	EUR	USD	GBP		PLN		EGP	JOD	MAD	currencies	Total	euro	euro
Net assets excluding net debt (a) (1)	49,174	130	(240)	(2)	3,649		859	544	955	3,619	58,690	(865)	1,057
Net debt by currency including derivatives (b) (3)	(23,947)	183	900	(4)	(1,594)		(263)	(43)	(403)	(274)	(25,441)	136	(166)
Net assets by currency (a) + (b)	25,227	313	660		2,055	(5)	596	501	552	3,345	33,249	(729)	891

(1)	Excluding net debt by currency do not include components of net financial debt.
(2)	Of which BT shares for 659 million euros.
(3)	The net financial debt as defined by Orange group does not include Orange Bank activities for which this concept is not relevant (see Note 11.3).
(4)	Of which economic hedge of subordinated note denominated in pounds sterling for 1,250 million pounds sterling (equivalent 1,397 million euros).
(5)	Share of net assets attributable to owners of the parent company in zlotys amounts to 1,041 million euros.

Schedule of sensitivity analysis of financial income statement due to change in foreign currency exchange risk

	Contribution to consolidated financial income statement								Sensitivity analysis
											10%
								Other		10% gain	loss in
(in millions of euros)	EUR	USD	GBP	PLN	EGP	JOD	MAD	currencies	Total	in euro	euro
Revenues	31,949	1,125	176	2,574	654	384	533	3,986	41,381	(858)	1,048
Reported EBITDA	9,138	4	42	677	211	137	198	1,570	11,977	(258)	316
Operating income	3,684	(45)	39	81	75	(0)	66	929	4,829	(104)	127

Schedule of credit rating

	Standard		Fitch	Japan
	& Poor’s	Moody’s	Ratings	Credit Rating
Long-term debt	BBB+	Baa1	BBB+	A
Outlook	Stable	Stable	Stable	Stable
Short-term debt	A2	P2	F2	Not applicable

Schedule of effect of mechanisms to offset exposure to credit risk and counterparty risk

	December 31,	December 31,	December 31,
(in millions of euros)	2018	2017	2016
Fair value of derivatives assets	385	234	960
Fair value of derivatives liabilities	(845)	(963)	(561)
Netting via Master Agreements (a)	(460)	(729)	399
Amount of cash collateral paid	553	695	77
Amount of cash collateral received	(82)	(21)	(541)
Netting via Cash collateral (b)	471	674	(464)
Residual exposure to counterparty risk (a) + (b)	11	(55)	(65)

Schedule of sensitivity analysis of cash collateral deposits to change in market rates and exchange rates

(in millions of euros)	Rate decrease of 1%	Rate increase of 1%
Change of fair value of derivatives	(1,136)	1,138
	Rate decrease of 1%	Rate increase of 1%
Amount of cash collateral received (paid)	1,136	(1,138)

A change in the euro exchange rate of 10% against currencies of hedged financing (mainly the pound sterling and the US dollar) would impact the fair value of foreign exchange derivatives as follows:

(in millions of euros)	10% loss in euro	10% gain in euro
Change of fair value of derivatives	1,800	(1,473)
	10% loss in euro	10% gain in euro
Amount of cash collateral received (paid)	(1,800)	1,473

Schedule of analysis of change in level 3 market value of financial assets and liabilities

The table below provides an analysis of the change in level 3 market values for financial assets and liabilities measured at fair value in the statement of financial position.

		Financial
		liabilities at fair
		value through
		profit or loss, excluding
(in millions of euros)	Equity securities	derivatives
Level 3 fair values at January 1, 2018	202	(136)
Gains (losses) taken to profit or loss	—	(135)
Gains (losses) taken to other comprehensive income	1	—
Acquisition (sale) of securities	16	—
Other	2	(21)
Level 3 fair values at December 31, 2018	221	(292)